Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2013-A SERIES
Monthly Servicer's Statement
for the month ended February 28, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	33.45%
From	01-Feb-13	15-Feb-13	15-Mar-13	Floating Allocation Percentage at Month-End	89.05%
To	28-Feb-13	15-Mar-13
Days	15

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2010-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,242,200,000.00

Required Participation Amount	$1,242,200,000.00		Accumulation Account
Excess Receivables	$188,591,267.61		Beginning	-
			Payout	-
Total Collateral	$1,430,791,267.61		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	143.08%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	15
	Total Pool		LIBOR	0.203700%
Beginning Gross Principal Pool Balance	$4,646,366,750.57		Applicable Margin	0.300000%
Total Principal Collections	$(1,594,180,544.97)			0.503700%
Investment in New Receivables	$1,718,104,746.76
Receivables Added for Additional Accounts	$90,046.00			Actual	Per $1000
Repurchases	$0.00		Interest	209,875.00	0.21
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.21
Less Net CMA Offset	$(488,697,205.57)
Less Servicing Adjustment	$(4,280,900.08)		Total Due Investors	209,875.00	0.503700%
Ending Balance	$4,277,402,892.71		Servicing Fee	$36,970.24
			Excess Cash Flow	2,743,708.52
SAP for Next Period	33.45%

Average Receivable Balance	$4,223,479,105.84
Monthly Payment Rate	37.75%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,039,719.25
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,039,719.25